Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

Related party transactions:

		For the six months ended June 30,
Nature		2025	2024
		(Unaudited)	(Unaudited)
Service/ Products received from related parties:
Guardforce Security (Thailand) Company Limited	(a)	$-	$431,193
Guardforce Aviation Security Company Limited	(b)	-	925
		$-	$432,118

Service/ Products delivered to related parties:
Shenzhen Kewei Robot Technology Co., Limited	(c)	$-	$4,652
(a)	Guardforce Security (Thailand) Company Limited provided security guard services to the Company;

(b)	Guardforce Aviation Security Company Limited provided escort services to the Company;

(c)	The Company rented robots to Shenzhen Kewei Robot Technology Co., Limited.